Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of ordinary shares and warrants

	Number of shares
	Registered		Issued and paid up
	December 31		December 31
	2018	2017	2018	2017
Ordinary shares of par value NIS 0.03	750,000,000	500,000,000	190,735,668	166,816,328

	Amount in NIS
	Registered		Issued and paid up
	December 31		December 31
	2018	2017	2018	2017
Ordinary shares of par value NIS 0.03	22,500,000	15,000,000	5,722,070	5,004,490

Schedule of changes in number of options and weighted average exercise prices

	Year ended December 31, 2016		Year ended December 31, 2017		Year ended December 31, 2018
	No. of options	Weighted average of exercise price	No. of options	Weighted average of exercise price	No. of options	Weighted average of exercise price
Outstanding at the beginning of the year	45,532,659	0.59	32,888,472	0.65	40,644,792	0.63
Granted	—	—	9,586,000 *	0.56	8,050,000	0.57
Expired	(4,076,167)	0.6	(1,065,305)	0.58-1.39	(375,000)	0.6
Forfeited	(4,947,135)	0.35	(764,375)	0.6	(1,450,000)	0.44-0.6
Exercised	(3,620,885)	0.26	—	—	-
Outstanding at the end of the year	32,888,472	0.65	40,644,792	0.63	46,869,792	0.63
Exercisable at the end of the year	14,350,118	0.56	20,922,506	0.57	27,936,172	0.57

*	Not including options to Directors and CEO which were subject to shareholder approval.

Schedule of information about the exercise price and remaining contractual life of outstanding options

December 31, 2016			December 31, 2017			December 31, 2018
Number of outstanding options	Exercise price range in NIS	Weighted average of the remaining contractual life	Number of outstanding options	Exercise price range in NIS	Weighted average of the remaining contractual life	Number of outstanding options at the end of the year	Exercise price range in NIS	Weighted average of the remaining contractual life
32,888,472	0.26 - 1.39	7.72	40,644,792	0.26 - 1.39	6.78	46,869,792	0-1.39	5.81